Tax (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Schedule of Tax Charges

	2025 £m	2024 £m	2023 £m
UK corporation tax:
Current tax on profit for the year	(1,307)	(1,181)	(1,307)
Adjustments in respect of prior years	90	(2)	87
	(1,217)	(1,183)	(1,220)
Foreign tax:
Current tax on profit for the year	(52)	(41)	(44)
Adjustments in respect of prior years	(13)	2	2
	(65)	(39)	(42)
Current tax expense	(1,282)	(1,222)	(1,262)
Deferred tax:
Current year	(278)	(41)	(559)
Adjustments in respect of prior years	(56)	61	(28)
Deferred tax expense	(334)	20	(587)
Tax expense	(1,616)	(1,202)	(1,849)

Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate	An explanation of the relationship between tax expense and accounting profit is set out below.

	2025 £m	2024 £m	2023 £m
Profit before tax	5,472	4,688	7,056
UK corporation tax thereon	(1,368)	(1,172)	(1,658)
Impact of surcharge on banking profits	(158)	(145)	(290)
Non-deductible costs: conduct charges	(70)	(27)	(30)
Non-deductible costs: bank levy	(28)	(32)	(31)
Other non-deductible costs[1]	(47)	(47)	(10)
Non-taxable income[1]	5	36	14
Tax relief on coupons on other equity instruments	101	91	78
(Non-deductible) non-taxable foreign exchange (losses) gains[1]	(72)	31	(21)
Tax-exempt gains on disposals	1	5	49
Remeasurement of deferred tax due to rate changes	–	–	(8)
Differences in overseas tax rates	(1)	(3)	(3)
Adjustments in respect of prior years	21	61	61
Tax expense	(1,616)	(1,202)	(1,849)
1(Non-deductible) non-taxable foreign exchange gains (losses) on non-sterling denominated other equity instruments and on net investment hedging of subsidiaries, previously shown in aggregate within other non-deductible costs and non-taxable income, are now presented as an individual line item. Comparatives are represented on a consistent basis.
The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2025 £m	2024 £m	Tax disclosure	2025 £m	2024 £m
Deferred tax assets	3,917	4,785	Deferred tax assets	5,431	6,599
Deferred tax liabilities	(146)	(125)	Deferred tax liabilities	(1,660)	(1,939)
Net deferred tax asset at 31 December	3,771	4,660	Net deferred tax asset at 31 December	3,771	4,660

Schedule of Movements in Deferred Tax Liabilities and Assets	Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction)
can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Share-based payments £m	Asset revaluations[1] £m	Pension liabilities £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2024	4,747	270	219	26	55	47	1,425	74	6,863
(Charge) credit to the income statement	(132)	(75)	(21)	(1)	45	(8)	(41)	(6)	(239)
(Charge) credit to other comprehensive income	–	–	–	–	(30)	–	5	–	(25)
At 31 December 2024	4,615	195	198	25	70	39	1,389	68	6,599
(Charge) credit to the income statement	(396)	(76)	(23)	3	29	(6)	1	(36)	(504)
(Charge) to other comprehensive income	–	–	–	–	(65)	–	(599)	–	(664)
At 31 December 2025	4,219	119	175	28	34	33	791	32	5,431

Deferred tax liabilities		Property, plant and equipment £m	Capitalised software enhancements £m		Acquisition fair value £m	Pension assets £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2024		–		(89)	(346)	(971)	(683)	(295)	(2,384)
(Charge) credit to the income statement		–		(31)	123	2	150	15	259
Credit to other comprehensive income		–		–	–	155	–	22	177
Exchange and other adjustments		–		–	–	–	–	9	9
At 31 December 2024		–		(120)	(223)	(814)	(533)	(249)	(1,939)
(Charge) credit to the income statement		(45)		31	32	2	164	(14)	170
Credit to other comprehensive income				–	–	85	–	35	120
Exchange and other adjustments		–		–	–	–	–	(11)	(11)
At 31 December 2025		(45)		(89)	(191)	(727)	(369)	(239)	(1,660)
1Financial assets at fair value through other comprehensive income.